INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Finite Lived Intangible Assets [Line Items]
2017	¥ 12,769	$ 1,839
2018	12,490	1,799
2019	12,398	1,786
2020	12,358	1,780
2021 and thereafter	11,532	1,661
Intangible assets, net	¥ 61,547	$ 8,865	¥ 200,148